Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 27,376	$ 47,218	$ 41,469
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized holding loss on short-term investment	0	118	0
Depreciation and amortization	6,429	5,881	5,580
Amortization of intangible assets	0	0	694
Gain from disposal of short-term investments	(122)	(2)	(10)
Stock-based compensation	10,262	11,802	8,878
Loss (gain) on disposal of property and equipment	5	26	(1)
Deferred income taxes	1,181	1,582	2,510
Deferred rent	0	0	(2)
Changes in operating assets and liabilities:
Short-term investments	14,265	(12,018)	(1,658)
Notes and accounts receivable	5,572	2,002	(10,952)
Inventories	(1,523)	(1,828)	(6,334)
Prepaid expenses and other current assets	(403)	248	(1,052)
Other assets	(143)	590	(547)
Notes and accounts payable	(11,981)	5,644	9,667
Accrued expenses and other current liabilities	(7,415)	6,390	3,948
Income tax payable	3,520	1,362	2,015
Other liabilities	2,105	221	56
Net cash provided by operating activities	49,128	69,236	54,261
CASH FLOWS FROM INVESTING ACTIVITIES
Return of capital from long-term investments	46	0	0
Business acquisition-net of cash and cash equivalents acquired	0	0	(700)
Purchase of property and equipment	(12,772)	(4,280)	(4,916)
Changes in restricted assets	(89)	(469)	(8,331)
Net cash used in investing activities	(12,815)	(4,749)	(13,947)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares upon exercise of employee stock options	422	224	2,294
Share repurchase	(10,018)	0	0
Dividends paid	(19,897)	0	0
Net cash provided by (used in) financing activities	(29,493)	224	2,294
NET INCREASE IN CASH AND CASH EQUIVALENTS	6,820	64,711	42,608
EFFECT OF EXCHANGE RATE CHANGES	166	1,260	(7,734)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	154,734	88,763	53,889
CASH AND CASH EQUIVALENTS, END OF YEAR	161,720	154,734	88,763
SUPPLEMENTAL INFORMATION
Interest paid	86	0	0
Income taxes paid	$ 2,947	$ 3,256	$ 988